CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Debt Disclosure [Abstract]
Convertible Notes Payable [Text Block]
NOTE 8: CONVERTIBLE NOTES PAYABLE

During the three months ended January 31, 2015, the Company:

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During December 2014 and January 2015, the Company received $935,000 in proceeds and issued two (2) year, 12% convertible promissory notes maturing on December 31, 2016 to various non-related third party investors. Interest shall accrue on the principal of the note at a rate equal to 12.0% per annum in cash and 12.0% in stock per annum based upon $0.10 (ten) cents per share. The noteholder, at their option, shall have the right, but not the obligation, at any time and from time to time, to convert all or any portion of the principal and interest into fully paid and non-assessable shares of Company common stock at the conversion price of $0.10 per share.

The Company evaluated the conversion feature of the promissory notes and determined the Company's common stock exceeded the conversion price as stated in each of the convertible promissory notes. Management determined that the favorable exercise price represented a beneficial conversion feature. Using the intrinsic value method at the convertible promissory note date, a total discount of $705,780 was recognized. The discount is being amortized over the terms of the convertible promissory notes using the straight-line method, which approximated the effective interest method. During the three months ending January 31, 2015, $14,399 of the debt discount has been amortized and recorded as interest expense. Stated interest charged to operations relating to this note for the three months ended January 31, 2015 and 2014 amounted to $11,955 and $-0-, respectively. As of January 31, 2015, the remaining principal balance is $935,000 and the remaining un-amortized discount balance was $691,441.

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On October 20, 2014, the Company issued a two (2) year, 7.5% convertible promissory note maturing on October 19, 2016 with a non-related third party investor valued at $150,000 and received $95,000 in cash proceeds net of $55,000 in loan origination fees included in the calculation of the debt discount. As an incentive, the Company issued 300,000 warrants to the holder with a two-year life and a fair value of approximately $14,760 to purchase shares of the Company’s common stock, $0.001 par value, per share, at an exercise price of $0.17 per share included as part of the debt discount. The fair value of the warrants was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: risk-free interest rate between 0.94% and 1.51%, dividend yield of -0-%, volatility factor between 115.05% and 124.65% and an expected life of 1.5 years. The value of these warrants was charged to interest expense with the offset to additional paid-in-capital. The noteholder, at their option, has the right from time to time, and at any time on or prior to the later of (i) the Maturity Date and (ii) the date of payment of the Default Amount, each in respect of the remaining outstanding principal amount of this Note to convert all or any part of the outstanding and unpaid principal amount of this Note into fully paid and non-assessable shares of Common Stock at the Conversion Price. The conversion price means the lower of the fixed conversion price of $0.20 or the variable conversion price. The variable conversion price shall mean 65% multiplied by the lowest of the VWAP (volume weighted average price) of the common stock during the twelve (12) consecutive trading day period ending on and including the trading day immediately preceding the conversion date.

Additionally, the Company accounted for the embedded conversion option liability in accordance with Accounting Standards Codification topic 815, Accounting for Derivative Instruments and Hedging Activities (“ASC 815”) as well as related interpretation of this standard. In accordance with this standard, derivative instruments are recognized as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. The Company determined the fair value of derivative instruments and hybrid instruments based on available market data using appropriate valuation models, giving consideration to all of the rights and obligations of each instrument. The fair value of embedded conversion option liability at January 31, 2015 was valued using the Black-Scholes model, resulting in a fair value of $571,630, previously valued at $305,220 resulting in a loss in the change in the fair value of derivatives totaling $266,410. The assumptions used in the Black-Scholes pricing model at January 31, 2015 are as follows: (1) dividend yield of 0%; (2) expected volatility of 359.42%, (3) risk-free interest rate of 0.47%, and (4) expected life of 1.70 years. During the three months ending January 31, 2015, $18,260 of the debt discount has been amortized and recorded as interest expense. Stated interest charged to operations relating to this note for the three months ended January 31, 2015 and 2014 amounted to $4,233 and $-0-, respectively. As of January 31, 2015, the remaining principal balance is $150,000 and the remaining un-amortized discount balance was $128,535.

NOTE 8: CONVERTIBLE NOTES PAYABLE

During the year ended October 31, 2014, the Company:

•	issued 1,366,666 shares at the conversion rate of $0.15 per share, upon the noteholder's request, to convert $205,000 in principal.

•	issued 100,000 shares at the conversion rate of $0.15 per share, upon the noteholder's request, to convert $15,000 in principal leaving a remaining principal balance of $60,000.

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On October 20, 2014, the Company issued a two (2) year, 7.5% convertible promissory note maturing on October 19, 2016 with a non-related third party investor valued at $150,000 and received $95,000 in cash proceeds net of $55,000 in loan origination fees included in the calculation of the debt discount. As an incentive, the Company issued 300,000 warrants to the holder with a two-year life and a fair value of approximately $14,760 to purchase shares of the Company’s common stock, $0.001 par value, per share, at an exercise price of $0.17 per share included as part of the debt discount. The fair value of the warrants was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: risk-free interest rate between 0.94% and 1.51%, dividend yield of -0-%, volatility factor between 115.05% and 124.65% and an expected life of 1.5 years. The value of these warrants was charged to interest expense with the offset to additional paid-in-capital. The noteholder, at their option, has the right from time to time, and at any time on or prior to the later of (i) the Maturity Date and (ii) the date of payment of the Default Amount, each in respect of the remaining outstanding principal amount of this Note to convert all or any part of the outstanding and unpaid principal amount of this Note into fully paid and non-assessable shares of Common Stock at the Conversion Price. The conversion price means the lower of the fixed conversion price of $0.20 or the variable conversion price. The variable conversion price shall mean 65% multiplied by the lowest of the VWAP (volume weighted average price) of the common stock during the twelve (12) consecutive trading day period ending on and including the trading day immediately preceding the conversion date.

As required, the Company evaluated the conversion feature of the note, determined that there was no beneficial conversion feature (“BCF”) and assigned a value of $80,240 as additional derivative liability expense. Total debt discount of $150,000 is to be amortized to interest expense over the life of the note. Additionally, the Company accounted for the embedded conversion option liability in accordance with Accounting Standards Codification topic 815, Accounting for Derivative Instruments and Hedging Activities (“ASC 815”) as well as related interpretation of this standard.  In accordance with this standard, derivative instruments are recognized as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. Additionally, the Company determined the fair value of derivative instruments and hybrid instruments based on available market data using appropriate valuation models, giving consideration to all of the rights and obligations of each instrument.

The initial fair value of the embedded conversion option liability associated with the funds received on October 20, 2014, was valued using the Black-Scholes model, resulting in an initial fair value of $314,543 and recorded as a current liability. The assumptions used in the Black-Scholes option pricing model at the date the funds were received are as follows: (1) dividend yield of 0%; (2) expected volatility of 359.58%, (3) risk-free interest rate of 0.37%, and (4) expected life of 2.00 years. The value of the conversion option liability underlying the convertible promissory note at October 31, 2014 was $305,220 and the assumptions used in the Black-Scholes pricing model at October 31, 2014 are as follows: (1) dividend yield of 0%; (2) expected volatility of 356.68%, (3) risk-free interest rate of 0.50%, and (4) expected life of 2.00 years. The Company recognized a gain from the decrease in the fair value of the conversion option liability in the amount of $9,323 during the year ended October 31, 2014, representing the change in fair value. The Company recognized a derivative liability expense of $234,303. Interest charged to operations relating to this note for year ended October 31, 2014 and 2013 amounted to $2,605 and $0 respectively.

During the year end October 31, 2013:

•	the $60,500 was satisfied and the $605,000 promissory note replaced the original debt of $615,264, resulting in a gain on settlement of debt of $10,264.

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$440,000 of principal was assigned to various non-related third party investors and the Company issued non-interest bearing convertible promissory notes that are due on demand. The conversion feature of $0.15 of these notes was evaluated and determined that $440,000 should be allocated to the beneficial conversion feature ("BCF") and amortized as interest expense over the life of the note. The convertible promissory notes are due on demand, therefore $440,000 of the BCF was charged to interest expense for the year ended October 31, 2013.

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various noteholders converted $325,000 of principal at a conversion rate of $0.15 per share and the Company issued 2,166,666 shares of its common stock and the remaining principal balance at October 31, 2013 is $280,000.